UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22149

Old Mutual Funds III
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1.                      Schedule of Investments.

Old Mutual 2011-2020 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 99.1%
Emerging Market-Equity - 3.6%
Old Mutual Clay Finlay Emerging Markets Fund	1,257	$9,704
Total Emerging Market-Equity		9,704
Government/Corporate - 19.9%
Old Mutual Barrow Hanley Core Bond Fund	2,361	23,511
Old Mutual Dwight High Yield Fund	1,261	9,748
Old Mutual Dwight Intermediate Fixed Income Fund	915	8,966
Old Mutual Dwight Short Term Fixed Income Fund	23	222
Old Mutual International Bond Fund	1,386	11,091
Total Government/Corporate		53,538
Growth - 5.0%
Old Mutual Advantage Growth Fund	2,676	13,541
Total Growth		13,541
Growth-Large Cap - 3.9%
Old Mutual Large Cap Growth Fund*	939	10,559
Total Growth-Large Cap		10,559
Growth-Mid Cap - 1.1%
Old Mutual Provident Mid-Cap Growth Fund*	536	2,920
Total Growth-Mid Cap		2,920
Growth-Small Cap - 1.0%
Old Mutual Strategic Small Company Fund*	416	2,674
Total Growth-Small Cap		2,674
International Equity - 14.3%
Old Mutual International Equity Fund	6,708	38,704
Total International Equity		38,704
Market Neutral-Equity - 7.8%
Old Mutual Analytic U.S. Long/Short Fund	2,667	20,963
Total Market Neutral-Equity		20,963
Real Estate - 2.1%
Old Mutual Heitman Global Real Estate Securities Fund	1,180	5,605
Total Real Estate		5,605
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	505	1,842
Total Sector Fund-Real Estate		1,842
Value - 32.2%
Old Mutual Barrow Hanley Value Fund	12,734	51,062
Old Mutual Focused Fund	2,451	35,828
Total Value		86,890
Value-Mid Cap - 4.4%
Old Mutual TS&W Mid-Cap Value Fund	2,093	11,844
Total Value-Mid Cap		11,844
Value-Small Cap - 3.1%
Old Mutual Discover Value Fund	1,600	8,270
Total Value-Small Cap		8,270
Total Affiliated Mutual Funds (Cost $386,357)		267,054
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,644	2,644
Total Money Market Fund (Cost $2,644)		2,644
Total Investments - 100.1% (Cost $389,001)†		269,698
Other Assets and Liabilities, Net - (0.1)%		(165)
Total Net Assets - 100.0%		$269,533

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $389,001, and the unrealized appreciation and depreciation were $3 and $(119,306), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$269,698
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$269,698

Old Mutual 2011-2020 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.1%
Emerging Market-Equity - 1.2%
Old Mutual Clay Finlay Emerging Markets Fund	549	$4,236
Total Emerging Market-Equity		4,236
Government/Corporate - 59.1%
Old Mutual Barrow Hanley Core Bond Fund	9,887	98,472
Old Mutual Dwight High Yield Fund	3,815	29,492
Old Mutual Dwight Intermediate Fixed Income Fund	4,416	43,277
Old Mutual International Bond Fund	3,827	30,613
Total Government/Corporate		201,854
Growth - 3.4%
Old Mutual Advantage Growth Fund	2,302	11,649
Total Growth		11,649
Growth-Large Cap - 3.9%
Old Mutual Large Cap Growth Fund*	1,174	13,211
Total Growth-Large Cap		13,211
Growth-Small Cap - 0.8%
Old Mutual Strategic Small Company Fund*	421	2,700
Total Growth-Small Cap		2,700
International Equity - 6.2%
Old Mutual International Equity Fund	3,657	21,100
Total International Equity		21,100
Market Neutral-Equity - 2.9%
Old Mutual Analytic U.S. Long/Short Fund	1,249	9,816
Total Market Neutral-Equity		9,816
Real Estate - 1.7%
Old Mutual Heitman Global Real Estate Securities Fund	1,250	5,938
Total Real Estate		5,938
Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund	552	2,017
Total Sector Fund-Real Estate		2,017
Value - 18.0%
Old Mutual Barrow Hanley Value Fund	11,643	46,690
Old Mutual Focused Fund	1,020	14,917
Total Value		61,607
Value-Mid Cap - 1.5%
Old Mutual TS&W Mid-Cap Value Fund	896	5,070
Total Value-Mid Cap		5,070
Value-Small Cap - 0.8%
Old Mutual Discover Value Fund	550	2,846
Total Value-Small Cap		2,846
Total Affiliated Mutual Funds (Cost $419,189)		342,044
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	3,401	3,401
Total Money Market Fund (Cost $3,401)		3,401
Total Investments - 101.1% (Cost $422,590)†		345,445
Other Assets and Liabilities, Net - (1.1)%		(3,686)
Total Net Assets - 100.0%		$341,759

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $422,590, and the unrealized appreciation and depreciation were $85 and $(77,230), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$345,445
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$345,445

Old Mutual 2011-2020 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 99.7%
Emerging Market-Equity - 2.1%
Old Mutual Clay Finlay Emerging Markets Fund	843	$6,507
Total Emerging Market-Equity		6,507
Government/Corporate - 41.3%
Old Mutual Barrow Hanley Core Bond Fund	6,195	61,700
Old Mutual Dwight High Yield Fund	2,540	19,635
Old Mutual Dwight Intermediate Fixed Income Fund	2,749	26,943
Old Mutual Dwight Short Term Fixed Income Fund	47	457
Old Mutual International Bond Fund	2,553	20,422
Total Government/Corporate		129,157
Growth - 3.7%
Old Mutual Advantage Growth Fund	2,309	11,686
Total Growth		11,686
Growth-Large Cap - 7.0%
Old Mutual Large Cap Growth Fund*	1,940	21,820
Total Growth-Large Cap		21,820
Growth-Mid Cap - 0.8%
Old Mutual Provident Mid-Cap Growth Fund*	431	2,350
Total Growth-Mid Cap		2,350
Growth-Small Cap - 0.9%
Old Mutual Strategic Small Company Fund*	427	2,738
Total Growth-Small Cap		2,738
International Equity - 9.2%
Old Mutual International Equity Fund	4,987	28,773
Total International Equity		28,773
Market Neutral-Equity - 6.0%
Old Mutual Analytic U.S. Long/Short Fund	2,402	18,878
Total Market Neutral-Equity		18,878
Real Estate - 1.4%
Old Mutual Heitman Global Real Estate Securities Fund	890	4,227
Total Real Estate		4,227
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	564	2,060
Total Sector Fund-Real Estate		2,060
Value - 23.4%
Old Mutual Barrow Hanley Value Fund	11,995	48,099
Old Mutual Focused Fund	1,703	24,892
Total Value		72,991
Value-Mid Cap - 1.4%
Old Mutual TS&W Mid-Cap Value Fund	792	4,480
Total Value-Mid Cap		4,480
Value-Small Cap - 1.8%
Old Mutual Discover Value Fund	1,117	5,777
Total Value-Small Cap		5,777
Total Affiliated Mutual Funds (Cost $406,784)		311,444
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	3,065	3,065
Total Money Market Fund (Cost $3,065)		3,065
Total Investments - 100.7% (Cost $409,849)†		314,509
Other Assets and Liabilities, Net - (0.7)%		(2,078)
Total Net Assets - 100.0%		$312,431

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $409,849, and the unrealized appreciation and depreciation were $8 and $(95,348), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$314,509
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$314,509

Old Mutual 2021-2030 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 99.1%
Emerging Market-Equity - 5.2%
Old Mutual Clay Finlay Emerging Markets Fund	1,670	$12,890
Total Emerging Market-Equity		12,890
Government/Corporate - 5.3%
Old Mutual Barrow Hanley Core Bond Fund	444	4,419
Old Mutual Dwight High Yield Fund	489	3,776
Old Mutual Dwight Intermediate Fixed Income Fund	93	915
Old Mutual International Bond Fund	501	4,008
Total Government/Corporate		13,118
Growth - 5.2%
Old Mutual Advantage Growth Fund	2,521	12,757
Total Growth		12,757
Growth-Large Cap - 2.8%
Old Mutual Large Cap Growth Fund*	612	6,883
Total Growth-Large Cap		6,883
Growth-Mid Cap - 0.9%
Old Mutual Provident Mid-Cap Growth Fund*	397	2,163
Total Growth-Mid Cap		2,163
Growth-Small Cap - 2.1%
Old Mutual Strategic Small Company Fund*	800	5,134
Total Growth-Small Cap		5,134
International Equity - 18.9%
Old Mutual International Equity Fund	8,073	46,581
Total International Equity		46,581
Market Neutral-Equity - 10.6%
Old Mutual Analytic U.S. Long/Short Fund	3,334	26,207
Total Market Neutral-Equity		26,207
Real Estate - 1.1%
Old Mutual Heitman Global Real Estate Securities Fund	574	2,728
Total Real Estate		2,728
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	356	1,300
Total Sector Fund-Real Estate		1,300
Value - 36.4%
Old Mutual Barrow Hanley Value Fund	12,690	50,887
Old Mutual Focused Fund	2,657	38,845
Total Value		89,732
Value-Mid Cap - 5.9%
Old Mutual TS&W Mid-Cap Value Fund	2,560	14,489
Total Value-Mid Cap		14,489
Value-Small Cap - 4.2%
Old Mutual Discover Value Fund	1,973	10,203
Total Value-Small Cap		10,203
Total Affiliated Mutual Funds (Cost $376,343)		244,185
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,197	2,197
Total Money Market Fund (Cost $2,197)		2,197
Total Investments - 100.0% (Cost $378,540)†		246,382
Other Assets and Liabilities, Net - 0.0%		86
Total Net Assets - 100.0%		$246,468

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $378,540, and the unrealized appreciation and depreciation were $0 and $(132,158), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$246,382
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$246,382

Old Mutual 2021-2030 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.1%
Emerging Market-Equity - 2.1%
Old Mutual Clay Finlay Emerging Markets Fund	841	$6,490
Total Emerging Market-Equity		6,490
Government/Corporate - 45.5%
Old Mutual Barrow Hanley Core Bond Fund	6,216	61,910
Old Mutual Dwight High Yield Fund	3,177	24,556
Old Mutual Dwight Intermediate Fixed Income Fund	2,820	27,635
Old Mutual Dwight Short Term Fixed Income Fund	42	409
Old Mutual International Bond Fund	3,444	27,552
Total Government/Corporate		142,062
Growth - 3.8%
Old Mutual Advantage Growth Fund	2,366	11,974
Total Growth		11,974
Growth-Large Cap - 3.2%
Old Mutual Large Cap Growth Fund*	883	9,929
Total Growth-Large Cap		9,929
Growth-Mid Cap - 0.4%
Old Mutual Provident Mid-Cap Growth Fund*	231	1,259
Total Growth-Mid Cap		1,259
Growth-Small Cap - 0.9%
Old Mutual Strategic Small Company Fund*	421	2,702
Total Growth-Small Cap		2,702
International Equity - 9.8%
Old Mutual International Equity Fund	5,305	30,611
Total International Equity		30,611
Market Neutral-Equity - 5.5%
Old Mutual Analytic U.S. Long/Short Fund	2,187	17,190
Total Market Neutral-Equity		17,190
Real Estate - 1.8%
Old Mutual Heitman Global Real Estate Securities Fund	1,189	5,649
Total Real Estate		5,649
Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund	510	1,862
Total Sector Fund-Real Estate		1,862
Value - 22.1%
Old Mutual Barrow Hanley Value Fund	12,004	48,135
Old Mutual Focused Fund	1,419	20,746
Total Value		68,881
Value-Mid Cap - 2.5%
Old Mutual TS&W Mid-Cap Value Fund	1,383	7,827
Total Value-Mid Cap		7,827
Value-Small Cap - 1.9%
Old Mutual Discover Value Fund	1,165	6,025
Total Value-Small Cap		6,025
Total Affiliated Mutual Funds (Cost $406,319)		312,461
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	3,148	3,148
Total Money Market Fund (Cost $3,148)		3,148
Total Investments - 101.1% (Cost $409,467)†		315,609
Other Assets and Liabilities, Net - (1.1)%		(3,468)
Total Net Assets - 100.0%		$312,141

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $409,467, and the unrealized appreciation and depreciation were $37 and $(93,895), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$315,609
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$315,609

Old Mutual 2021-2030 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 99.3%
Emerging Market-Equity - 3.9%
Old Mutual Clay Finlay Emerging Markets Fund	1,390	$10,734
Total Emerging Market-Equity		10,734
Government/Corporate - 24.4%
Old Mutual Barrow Hanley Core Bond Fund	2,736	27,255
Old Mutual Dwight High Yield Fund	1,639	12,667
Old Mutual Dwight Intermediate Fixed Income Fund	1,268	12,423
Old Mutual International Bond Fund	1,818	14,546
Total Government/Corporate		66,891
Growth - 4.9%
Old Mutual Advantage Growth Fund	2,670	13,512
Total Growth		13,512
Growth-Large Cap - 1.9%
Old Mutual Large Cap Growth Fund*	474	5,331
Total Growth-Large Cap		5,331
Growth-Mid Cap - 1.6%
Old Mutual Provident Mid-Cap Growth Fund*	826	4,501
Total Growth-Mid Cap		4,501
Growth-Small Cap - 1.0%
Old Mutual Strategic Small Company Fund*	417	2,678
Total Growth-Small Cap		2,678
International Equity - 14.5%
Old Mutual International Equity Fund	6,880	39,697
Total International Equity		39,697
Market Neutral-Equity - 7.1%
Old Mutual Analytic U.S. Long/Short Fund	2,478	19,475
Total Market Neutral-Equity		19,475
Real Estate - 1.4%
Old Mutual Heitman Global Real Estate Securities Fund	805	3,826
Total Real Estate		3,826
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	507	1,849
Total Sector Fund-Real Estate		1,849
Value - 31.5%
Old Mutual Barrow Hanley Value Fund	13,715	54,997
Old Mutual Focused Fund	2,144	31,340
Total Value		86,337
Value-Mid Cap - 4.0%
Old Mutual TS&W Mid-Cap Value Fund	1,947	11,022
Total Value-Mid Cap		11,022
Value-Small Cap - 2.4%
Old Mutual Discover Value Fund	1,285	6,646
Total Value-Small Cap		6,646
Total Affiliated Mutual Funds (Cost $387,974)		272,499
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,690	2,690
Total Money Market Fund (Cost $2,690)		2,690
Total Investments - 100.3% (Cost $390,664)†		275,189
Other Assets and Liabilities, Net - (0.3)%		(860)
Total Net Assets - 100.0%		$274,329

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $390,664, and the unrealized appreciation and depreciation were $0 and $(115,475), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$275,189
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$275,189

Old Mutual 2031-2040 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 99.9%
Emerging Market-Equity - 5.6%
Old Mutual Clay Finlay Emerging Markets Fund	1,736	$13,398
Total Emerging Market-Equity		13,398
Government/Corporate - 1.4%
Old Mutual Barrow Hanley Core Bond Fund	246	2,448
Old Mutual Dwight High Yield Fund	5	36
Old Mutual International Bond Fund	128	1,025
Total Government/Corporate		3,509
Growth - 5.3%
Old Mutual Advantage Growth Fund	2,506	12,679
Total Growth		12,679
Growth-Large Cap - 3.5%
Old Mutual Large Cap Growth Fund*	741	8,338
Total Growth-Large Cap		8,338
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	459	2,504
Total Growth-Mid Cap		2,504
Growth-Small Cap - 2.3%
Old Mutual Strategic Small Company Fund*	870	5,584
Total Growth-Small Cap		5,584
International Equity - 21.2%
Old Mutual International Equity Fund	8,849	51,059
Total International Equity		51,059
Market Neutral-Equity - 11.2%
Old Mutual Analytic U.S. Long/Short Fund	3,441	27,045
Total Market Neutral-Equity		27,045
Real Estate - 1.5%
Old Mutual Heitman Global Real Estate Securities Fund	768	3,648
Total Real Estate		3,648
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	361	1,316
Total Sector Fund-Real Estate		1,316
Value - 36.4%
Old Mutual Barrow Hanley Value Fund	12,094	48,497
Old Mutual Focused Fund	2,677	39,131
Total Value		87,628
Value-Mid Cap - 4.6%
Old Mutual TS&W Mid-Cap Value Fund	1,943	10,997
Total Value-Mid Cap		10,997
Value-Small Cap - 5.4%
Old Mutual Discover Value Fund	2,509	12,973
Total Value-Small Cap		12,973
Total Affiliated Mutual Funds (Cost $377,198)		240,678
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,143	2,143
Total Money Market Fund (Cost $2,143)		2,143
Total Investments - 100.8% (Cost $379,341)†		242,821
Other Assets and Liabilities, Net - (0.8)%		(1,918)
Total Net Assets - 100.0%		$240,903

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $379,341, and the unrealized appreciation and depreciation were $0 and $(136,520), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$242,821
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$242,821

Old Mutual 2031-2040 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.4%
Emerging Market-Equity - 4.0%
Old Mutual Clay Finlay Emerging Markets Fund	1,552	$11,980
Total Emerging Market-Equity		11,980
Government/Corporate - 37.9%
Old Mutual Barrow Hanley Core Bond Fund	4,490	44,723
Old Mutual Dwight High Yield Fund	2,792	21,579
Old Mutual Dwight Intermediate Fixed Income Fund	2,061	20,196
Old Mutual International Bond Fund	3,446	27,565
Total Government/Corporate		114,063
Growth - 3.2%
Old Mutual Advantage Growth Fund	1,896	9,593
Total Growth		9,593
Growth-Large Cap - 4.7%
Old Mutual Large Cap Growth Fund*	1,252	14,084
Total Growth-Large Cap		14,084
Growth-Mid Cap - 0.8%
Old Mutual Provident Mid-Cap Growth Fund*	455	2,480
Total Growth-Mid Cap		2,480
Growth-Small Cap - 1.3%
Old Mutual Strategic Small Company Fund*	589	3,781
Total Growth-Small Cap		3,781
International Equity - 13.0%
Old Mutual International Equity Fund	6,790	39,180
Total International Equity		39,180
Market Neutral-Equity - 5.7%
Old Mutual Analytic U.S. Long/Short Fund	2,195	17,252
Total Market Neutral-Equity		17,252
Real Estate - 1.1%
Old Mutual Heitman Global Real Estate Securities Fund	685	3,254
Total Real Estate		3,254
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	423	1,545
Total Sector Fund-Real Estate		1,545
Value - 22.0%
Old Mutual Barrow Hanley Value Fund	10,257	41,129
Old Mutual Focused Fund	1,722	25,173
Total Value		66,302
Value-Mid Cap - 3.9%
Old Mutual TS&W Mid-Cap Value Fund	2,051	11,608
Total Value-Mid Cap		11,608
Value-Small Cap - 2.3%
Old Mutual Discover Value Fund	1,319	6,820
Total Value-Small Cap		6,820
Total Affiliated Mutual Funds (Cost $404,015)		301,942
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,950	2,950
Total Money Market Fund (Cost $2,950)		2,950
Total Investments - 101.4% (Cost $406,965)†		304,892
Other Assets and Liabilities, Net - (1.4)%		(4,139)
Total Net Assets - 100.0%		$300,753

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $406,965, and the unrealized appreciation and depreciation were $0 and $(102,073), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$304,892
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$304,892

Old Mutual 2031-2040 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.1%
Emerging Market-Equity - 5.0%
Old Mutual Clay Finlay Emerging Markets Fund	1,686	$13,013
Total Emerging Market-Equity		13,013
Government/Corporate - 16.6%
Old Mutual Barrow Hanley Core Bond Fund	1,539	15,332
Old Mutual Dwight High Yield Fund	1,243	9,606
Old Mutual Dwight Intermediate Fixed Income Fund	680	6,666
Old Mutual International Bond Fund	1,451	11,612
Total Government/Corporate		43,216
Growth - 4.7%
Old Mutual Advantage Growth Fund	2,438	12,339
Total Growth		12,339
Growth-Large Cap - 2.3%
Old Mutual Large Cap Growth Fund*	537	6,039
Total Growth-Large Cap		6,039
Growth-Mid Cap - 1.2%
Old Mutual Provident Mid-Cap Growth Fund*	553	3,011
Total Growth-Mid Cap		3,011
Growth-Small Cap - 1.8%
Old Mutual Strategic Small Company Fund*	753	4,836
Total Growth-Small Cap		4,836
International Equity - 17.9%
Old Mutual International Equity Fund	8,095	46,709
Total International Equity		46,709
Market Neutral-Equity - 8.1%
Old Mutual Analytic U.S. Long/Short Fund	2,680	21,067
Total Market Neutral-Equity		21,067
Real Estate - 1.0%
Old Mutual Heitman Global Real Estate Securities Fund	579	2,750
Total Real Estate		2,750
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	362	1,320
Total Sector Fund-Real Estate		1,320
Value - 31.3%
Old Mutual Barrow Hanley Value Fund	11,290	45,272
Old Mutual Focused Fund	2,482	36,293
Total Value		81,565
Value-Mid Cap - 5.3%
Old Mutual TS&W Mid-Cap Value Fund	2,434	13,775
Total Value-Mid Cap		13,775
Value-Small Cap - 4.4%
Old Mutual Discover Value Fund	2,208	11,414
Total Value-Small Cap		11,414
Total Affiliated Mutual Funds (Cost $387,028)		261,054
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,470	2,470
Total Money Market Fund (Cost $2,470)		2,470
Total Investments - 101.0% (Cost $389,498)†		263,524
Other Assets and Liabilities, Net - (1.0)%		(2,736)
Total Net Assets - 100.0%		$260,788

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under  common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $389,498, and the unrealized appreciation and depreciation were $0 and $(125,974), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$263,524
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$263,524

Old Mutual 2041-2050 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.0%
Emerging Market-Equity - 5.6%
Old Mutual Clay Finlay Emerging Markets Fund	1,764	$13,616
Total Emerging Market-Equity		13,616
Government/Corporate - 2.6%
Old Mutual Barrow Hanley Core Bond Fund	246	2,450
Old Mutual Dwight High Yield Fund	232	1,796
Old Mutual International Bond Fund	247	1,978
Total Government/Corporate		6,224
Growth - 4.8%
Old Mutual Advantage Growth Fund	2,268	11,478
Total Growth		11,478
Growth-Large Cap - 4.4%
Old Mutual Large Cap Growth Fund*	951	10,699
Total Growth-Large Cap		10,699
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	459	2,502
Total Growth-Mid Cap		2,502
Growth-Small Cap - 2.2%
Old Mutual Strategic Small Company Fund*	836	5,369
Total Growth-Small Cap		5,369
International Equity - 21.5%
Old Mutual International Equity Fund	8,997	51,913
Total International Equity		51,913
Market Neutral-Equity - 10.6%
Old Mutual Analytic U.S. Long/Short Fund	3,273	25,724
Total Market Neutral-Equity		25,724
Real Estate - 1.1%
Old Mutual Heitman Global Real Estate Securities Fund	547	2,598
Total Real Estate		2,598
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	344	1,257
Total Sector Fund-Real Estate		1,257
Value - 35.0%
Old Mutual Barrow Hanley Value Fund	11,393	45,687
Old Mutual Focused Fund	2,676	39,126
Total Value		84,813
Value-Mid Cap - 5.5%
Old Mutual TS&W Mid-Cap Value Fund	2,331	13,192
Total Value-Mid Cap		13,192
Value-Small Cap - 5.2%
Old Mutual Discover Value Fund	2,451	12,669
Total Value-Small Cap		12,669
Total Affiliated Mutual Funds (Cost $377,331)		242,054
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,110	2,110
Total Money Market Fund (Cost $2,110)		2,110
Total Investments - 100.9% (Cost $379,441)†		244,164
Other Assets and Liabilities, Net - (0.9)%		(2,101)
Total Net Assets - 100.0%		$242,063

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $379,441, and the unrealized appreciation and depreciation were $0 and $(135,277), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$244,164
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$244,164

Old Mutual 2041-2050 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.1%
Emerging Market-Equity - 4.8%
Old Mutual Clay Finlay Emerging Markets Fund	1,792	$13,833
Total Emerging Market-Equity		13,833
Government/Corporate - 33.2%
Old Mutual Barrow Hanley Core Bond Fund	3,603	35,885
Old Mutual Dwight High Yield Fund	2,388	18,459
Old Mutual Dwight Intermediate Fixed Income Fund	1,466	14,366
Old Mutual International Bond Fund	3,385	27,083
Total Government/Corporate		95,793
Growth - 3.8%
Old Mutual Advantage Growth Fund	2,153	10,896
Total Growth		10,896
Growth-Large Cap - 2.9%
Old Mutual Large Cap Growth Fund*	758	8,532
Total Growth-Large Cap		8,532
Growth-Mid Cap - 0.9%
Old Mutual Provident Mid-Cap Growth Fund*	466	2,537
Total Growth-Mid Cap		2,537
Growth-Small Cap - 1.0%
Old Mutual Strategic Small Company Fund*	430	2,758
Total Growth-Small Cap		2,758
International Equity - 15.7%
Old Mutual International Equity Fund	7,850	45,297
Total International Equity		45,297
Market Neutral-Equity - 5.1%
Old Mutual Analytic U.S. Long/Short Fund	1,877	14,756
Total Market Neutral-Equity		14,756
Real Estate - 0.7%
Old Mutual Heitman Global Real Estate Securities Fund	427	2,028
Total Real Estate		2,028
Sector Fund-Real Estate - 0.3%
Old Mutual Heitman REIT Fund	259	944
Total Sector Fund-Real Estate		944
Value - 23.0%
Old Mutual Barrow Hanley Value Fund	9,981	40,024
Old Mutual Focused Fund	1,812	26,494
Total Value		66,518
Value-Mid Cap - 5.0%
Old Mutual TS&W Mid-Cap Value Fund	2,570	14,547
Total Value-Mid Cap		14,547
Value-Small Cap - 3.7%
Old Mutual Discover Value Fund	2,042	10,557
Total Value-Small Cap		10,557
Total Affiliated Mutual Funds (Cost $397,029)		288,996
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,832	2,832
Total Money Market Fund (Cost $2,832)		2,832
Total Investments - 101.1% (Cost $399,861)†		291,828
Other Assets and Liabilities, Net - (1.1)%		(3,105)
Total Net Assets 100.0%		$288,723

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $399,861, and the unrealized appreciation and depreciation were $0 and $(108,033), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$291,828
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$291,828

Old Mutual 2041-2050 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 100.1%
Emerging Market-Equity - 6.2%
Old Mutual Clay Finlay Emerging Markets Fund	2,048	$15,814
Total Emerging Market-Equity		15,814
Government/Corporate - 13.9%
Old Mutual Barrow Hanley Core Bond Fund	1,166	11,617
Old Mutual Dwight High Yield Fund	1,071	8,283
Old Mutual Dwight Intermediate Fixed Income Fund	454	4,452
Old Mutual International Bond Fund	1,390	11,123
Total Government/Corporate		35,475
Growth - 4.7%
Old Mutual Advantage Growth Fund	2,344	11,861
Total Growth		11,861
Growth-Large Cap - 2.3%
Old Mutual Large Cap Growth Fund*	526	5,914
Total Growth-Large Cap		5,914
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	449	2,447
Total Growth-Mid Cap		2,447
Growth-Small Cap - 1.7%
Old Mutual Strategic Small Company Fund*	670	4,299
Total Growth-Small Cap		4,299
International Equity - 20.4%
Old Mutual International Equity Fund	9,041	52,169
Total International Equity		52,169
Market Neutral-Equity - 7.7%
Old Mutual Analytic U.S. Long/Short Fund	2,512	19,743
Total Market Neutral-Equity		19,743
Real Estate - 1.1%
Old Mutual Heitman Global Real Estate Securities Fund	588	2,793
Total Real Estate		2,793
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	367	1,340
Total Sector Fund-Real Estate		1,340
Value - 29.4%
Old Mutual Barrow Hanley Value Fund	9,672	38,785
Old Mutual Focused Fund	2,481	36,267
Total Value		75,052
Value-Mid Cap - 6.2%
Old Mutual TS&W Mid-Cap Value Fund	2,808	15,895
Total Value-Mid Cap		15,895
Value-Small Cap - 5.0%
Old Mutual Discover Value Fund	2,492	12,883
Total Value-Small Cap		12,883
Total Affiliated Mutual Funds (Cost $384,302)		255,685
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	2,330	2,330
Total Money Market Fund (Cost $2,330)		2,330
Total Investments - 101.0% (Cost $386,632)†		258,015
Other Assets and Liabilities, Net - (1.0)%		(2,497)
Total Net Assets - 100.0%		$255,518

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $386,632, and the unrealized appreciation and depreciation were $0 and $(128,617), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$258,015
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$258,015

Old Mutual Heitman Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 42.6%
Forestry - 0.4%
Plum Creek Timber	1,040	$30
Total Forestry		30
REITs-Apartments - 7.3%
American Campus Communities	3,873	67
AvalonBay Communities	4,097	193
Camden Property Trust	5,100	110
Equity Residential	10,293	189
Essex Property Trust	962	55
Total REITs-Apartments		614
REITs-Diversified - 6.1%
Digital Realty Trust	4,742	157
Entertainment Properties Trust	2,800	44
PS Business Parks	900	33
Vornado Realty Trust	6,732	224
Washington Real Estate Investment Trust	2,800	49
Total REITs-Diversified		507
REITs-Health Care - 7.1%
HCP	10,991	196
Health Care REIT	5,289	162
Nationwide Health Properties	4,339	96
Ventas	6,113	138
Total REITs-Health Care		592
REITs-Hotels - 0.9%
Host Hotels & Resorts	13,191	52
LaSalle Hotel Properties	4,500	26
Total REITs-Hotels		78
REITs-Manufactured Homes - 0.9%
Equity Lifestyle Properties	2,000	76
Total REITs-Manufactured Homes		76
REITs-Office Property - 5.6%
Alexandria Real Estate Equities	3,611	131
Boston Properties	5,375	188
Corporate Office Properties Trust	3,151	78
Douglas Emmett	10,100	75
Total REITs-Office Property		472
REITs-Regional Malls - 5.1%
Macerich	2,200	14
Simon Property Group	10,000	346
Taubman Centers	4,102	70
Total REITs-Regional Malls		430
REITs-Shopping Centers - 3.5%
Acadia Realty Trust	5,625	60
Federal Realty Investment Trust	2,175	100
Regency Centers	5,129	136
Total REITs-Shopping Centers		296
REITs-Single Tenant - 0.9%
National Retail Properties	4,865	77
Total REITs-Single Tenant		77
REITs-Storage - 3.3%
Public Storage	4,980	275
Total REITs-Storage		275
REITs-Warehouse/Industrial - 1.5%
AMB Property	4,420	64
EastGroup Properties	700	20
Prologis	6,900	45
Total REITs-Warehouse/Industrial		129
Total Common Stock (Cost $6,069)		3,576
Foreign Common Stock - 49.4%
Australia - 10.9%
CFS Retail Property Trust	136,760	155
Commonwealth Property Office Fund	43,023	27
Dexus Property Group	246,248	128
Mirvac Group	34,600	20
Westfield Group	83,829	581
Total Australia		911
Austria - 0.2%
Conwert Immobilien Invest*	2,134	14
Total Austria		14
Belgium - 1.2%
Cofinimmo	605	65
Leasinvest Real Estate	521	33
Total Belgium		98
Canada - 2.7%
Boardwalk Real Estate Investment Trust	1,700	35
Canadian Real Estate Investment Trust	4,000	63
RioCan REIT	13,300	132
Total Canada		230
Finland - 0.3%
Citycon	15,148	29
Total Finland		29
France - 7.9%
Fonciere Paris France	196	23
ICADE	1,011	72
Mercialys	1,749	51
Silic	899	67
Unibail-Rodamco	3,197	452
Total France		665
Germany - 0.8%
Deutsche Euroshop	1,772	51
Patrizia Immobilien	7,906	16
Total Germany		67
Greece - 0.2%
Eurobank Properties Real Estate Investment	2,124	19
Total Greece		19
Hong Kong - 2.5%
Link REIT	104,676	208
Total Hong Kong		208
Japan - 6.7%
Frontier Real Estate Investment	5	25
Japan Real Estate Investment	24	184
Japan Retail Fund Investment	31	119
Nippon Building Fund	27	233
Total Japan		561
Netherlands - 3.0%
Corio	3,281	136
Eurocommercial Properties	2,497	68
Wereldhave	712	50
Total Netherlands		254
Singapore - 3.3%
Ascendas Real Estate Investment Trust	152,800	123
CapitaMall Trust	176,724	154
Total Singapore		277
Sweden - 1.0%
Fabege	12,196	43
Hufvudstaden, Cl A	8,592	44
Total Sweden		87
Switzerland - 1.4%
Jelmoli Holding	60	18
PSP Swiss Property	2,274	96
Total Switzerland		114
United Kingdom - 7.3%
Big Yellow Group	9,513	26
British Land	32,376	167
Brixton	22,088	6
Derwent London	3,166	30
Great Portland Estates	13,526	47
Hammerson	38,030	139
Invesco Property Income Trust	29,949	1
Land Securities Group	16,693	105
Liberty International	8,477	47
Segro	9,313	3
Shaftesbury	9,362	39
Total United Kingdom		610
Total Foreign Common Stock (Cost $6,027)		4,144
Warrants - 0.0%
Athris Holding	180	1
Total Warrants (Cost $1)		1
Rights - 0.1%
Segro	111,756	8
Total Rights (Cost $44)		8
Money Market Fund - 4.3%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	359,894	360
Total Money Market Fund (Cost $360)		360
Total Investments - 96.4% (Cost $12,501)†		8,089
Other Assets and Liabilities, Net - 3.6%		300
Total Net Assets - 100.0%		$8,389

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2009.

Cl - Class
REITs - Real Estate Investment Trusts

† At March 31, 2009, the approximate tax basis cost of the Fund’s investments was $12,501 (000), and the unrealized appreciation and depreciation were $39 (000) and $(4,451) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$4,177
Level 2 – other significant observable inputs	3,912
Level 3 – significant unobservable inputs	-
Total	$8,089

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds III (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended March 31, 2009, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS III

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	May 15, 2009

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	May 15, 2009